Other Long-Term Liabilities (Tables)	12 Months Ended
Apr. 28, 2012
Long-Term Liabilities

The Company had the following long-term liabilities at April 28, 2012, April 30, 2011 and May 1, 2010:

	April 28, 2012	April 30, 2011
Deferred Rent	$220,875	271,451
Junior Seller Note (see Note 14 and Note 19)	150,000	150,000
Other	34,190	27,196

Total long-term liabilities	$405,065	448,647